Variable interest entities (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Consolidated VIEs CNY	Dec. 31, 2011 Consolidated VIEs CNY	Dec. 31, 2010 Consolidated VIEs CNY
Financial Statement balances
Current assets	$ 564,273,205	3,515,478,491	3,089,574,307		1,881,651,904	1,319,777,876
Non-current Assets					345,087,386	400,773,821
Total assets	930,483,562	5,797,005,633	5,651,988,627		2,226,739,290	1,720,551,697
Current liabilities	276,112,219	1,720,206,738	1,632,289,562		892,021,422	637,643,480
Non-current Liabilities					29,211,730	10,828,587
Total liabilities	286,545,260	1,785,205,624	1,666,579,957		921,233,152	648,472,067
Total revenues	444,709,724	2,770,586,055	2,983,436,657	2,383,640,539	1,946,345,171	2,182,477,147	1,908,947,839
Net income	$ 86,780,339	540,650,188	983,986,415	840,700,773	239,972,495	291,401,686	213,169,508